CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Sobr Safe Intellectual Technology, Net Of Accumulated Amortization	$ 610,318	$ 224,854
Current Liabilities
Notes Payable -related Parties-less Current Portion	645,547	645,547
Convertible Debenture Payable Unamortized Debt Discount Related To Warrants	1,291,882	1,291,882
Notes Payable -non-related Parties-less Current Portion	$ 648,580	$ 648,580
Stockholders' Deficit
Common Stock, Shares Par Value	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	26,335,665	25,922,034
Common Stock, Shares Outstanding	8,778,555	8,640,678
Preferred Stock, Shares Par Value	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	19,300,000	19,300,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Series A-1 Convertible Preferred stock [Member]
Stockholders' Deficit
Preferred Stock, Shares Par Value	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	2,700,000	2,700,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, Shares Par Value	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	3,000,000	3,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0